Annual Total Returns - Voya High Yield Bond Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya High Yield Bond Fund - Class P3	Jul. 31, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017
2018
2019	15.71%
2020	6.78%